Schedule of Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012		Sep. 30, 2011
Debt Instrument [Line Items]
Capital lease obligations, current		$ 2		$ 1
Current maturities of long-term debt	2	2		1
Allocated debt		0		1,482
Capital lease obligations, noncurrent		36		24
Total long-term debt	2,525	2,525		1,506
Total debt		2,527		1,507
Unsecured debt | 2.250% notes due July 2017
Debt Instrument [Line Items]
Long-term debt, excluding current maturities		749	[1]	0	[1]
Unsecured debt | 3.500% notes due July 2022
Debt Instrument [Line Items]
Long-term debt, excluding current maturities		998	[1]	0	[1]
Unsecured debt | 4.875% notes due July 2042
Debt Instrument [Line Items]
Long-term debt, excluding current maturities		$ 742	[1]	$ 0	[1]

[1]	Net of discount of $0.7 million on notes due July 2017, $2.3 million on notes due July 2022 and $8.0 million on notes due July 2042.